Condensed Consolidated Balance Sheets (Parenthetical)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2026 $ / shares shares	Jun. 30, 2026 $ / shares shares	Dec. 31, 2025 $ / shares shares
Condensed Consolidated Balance Sheets
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	26,411.5	26,411.5	0
Preferred stock, shares outstanding (in shares)	26,411.5	26,411.5	0
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	5,000,000,000	5,000,000,000	5,000,000,000
Common stock, shares issued (in shares)	513,652	513,652	136,787
Common stock, shares outstanding (in shares)	513,652	513,652	136,787
Reverse stock split ratio	0.2	0.2	0.2